Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	26,257,043	22,335,018
Cash amount	$ 1,271	$ 904
2015 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	40,000,000
Shares purchased		20,313,194
Cash amount		$ 818
2016 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	38,000,000
Shares purchased	23,245,377	2,021,824
Cash amount	$ 1,109	$ 86
2017 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Maximum number of shares	35,800,000
Shares purchased	3,011,666
Cash amount	$ 162